Summary of Significant Accounting Policies - Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	$ 11,385,381	$ 26,773,902
Total cash and cash equivalents balances held at financial institutions	11,384,597	26,773,136
People's Republic of China (PRC)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	3,409,619	14,872,259
People's Republic of China (PRC) | RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,827,969	11,977,938
People's Republic of China (PRC) | USD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	6,141,320	9,018,804
People's Republic of China (PRC) | EUR
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents balances held at financial institutions	1,574,250	1,776,869
Germany
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	1,833,658	2,882,073
Germany | EUR
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	1,833,658	2,882,073
USA
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	6,141,320	9,018,804
USA | USD
Cash and Cash Equivalents [Line Items]
Cash balances held at financial institutions	$ 7,400	$ 1,117,452